OMB APPROVAL
OMB Number:	3235-0578
Expires:	January 31, 2016
Estimated average burden
hours per response:	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	VK-CE-MUNI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–159.53%

Alabama–1.05%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	$2,150	$2,305,273
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,650	1,802,741
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,667,092
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,212,567
				7,987,673

Alaska–0.51%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,160	3,538,505
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	370	371,683
				3,910,188

Arizona–3.03%

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,947,248
Series 2008 B, Highway RB (c)	5.00%	07/01/26	2,545	2,909,673
Series 2011 A, Ref. Sub. Highway RB (c)	5.25%	07/01/32	2,500	2,900,375
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,105,423
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	529,390
Series 2010, RB	5.13%	05/15/40	1,100	1,165,307
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,035	1,067,603
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/16	715	784,398
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	599,507
Series 2009, Education RB	7.13%	01/01/45	610	574,339
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	500	516,770
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,280,193
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	2,300	2,334,730
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,050	2,335,073
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	915,012
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/32	1,060	1,192,394
				23,157,435

California–13.94%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/20	4,000	3,459,120
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	2,100	2,102,415
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	6,000	6,633,000
Series 2009 F-1, Toll Bridge RB (c)	5.00%	04/01/34	2,500	2,824,075
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	4,000	4,505,280
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	800	490,664
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (c)	5.00%	12/01/24	775	896,396
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	975	1,123,990
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	975	1,121,923

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2008 AE, Water System RB (c)	5.00%	12/01/27	$575	$660,428
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	975	1,117,194
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,136,720
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,164,770
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/23	1,655	1,701,472
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/28	3,700	3,782,325
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/27	1,375	1,461,336
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/30	1,600	1,664,672
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/37	3,535	3,641,474
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (f)	5.00%	07/01/27	1,000	1,036,230
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,818,450
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,529,736
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,363,268
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,275,991
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,100	2,351,391
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,364,593
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,075,389
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	3,280,867
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,500	1,771,515
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	425	430,194
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,059,600
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (b)	5.00%	06/01/35	5,000	5,178,350
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,920	4,492,895
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,805	3,997,472
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,875	3,232,736
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,133,000
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,415,124
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	5.50%	03/01/18	100	106,554
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,178,809
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,472,569
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	4,110	4,567,895
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	775	875,076
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/26	1,550	1,735,039
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,360	3,769,517
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	2,250	2,533,815
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	685	755,589
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,828,800
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,357,208
				106,474,926

Colorado–4.36%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,850	4,221,140
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	4,875	5,107,733
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	1,000,960

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Series 2005, Health Facilities RB	5.00%	06/01/35	$2,790	$2,841,029
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	270,607
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	307,064
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,218,404
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,604,750
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	2,035,259
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	895	896,656
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,164,030
University of Colorado;
Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	5,845	6,548,212
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	5,465	6,077,736
				33,293,580

Connecticut–0.55%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/24	2,840	2,849,599
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/21	1,200	1,366,860
				4,216,459

District of Columbia–2.49%

District of Columbia (Provident Group—Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	2,126,296
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,687,184
Series 2009, Hospital RB	6.50%	10/01/29	700	792,995
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	4,000	4,479,800
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	775	861,165
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,575	1,725,082
Series 2013 A, Sub. Public Utility Lien RB (c)	5.00%	10/01/44	3,000	3,349,290
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,860	2,988,815
				19,010,627

Florida–8.05%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,054,350
Series 2007, IDR	5.88%	11/15/36	1,000	989,820
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,156,480
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,529,007
Series 2013 C, Airport System RB	5.25%	10/01/38	2,450	2,709,651
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,491,302
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	1,300	1,395,043
Series 2014 B-2, TEMPS-70sm Continuing Care Community RB (e)	6.50%	05/15/20	1,300	1,307,956
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,400	1,593,746
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	275	294,954
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/27	1,650	1,861,563
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(f)	5.38%	10/01/33	975	1,085,399
Series 2008 A, RB (INS-AGC) (b)(c)(f)	5.50%	10/01/38	2,175	2,424,516
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(f)	4.50%	09/01/34	295	301,676
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,100	3,384,797

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	$5,000	$5,168,700
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,121,750
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,325,550
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	715,142
Miami-Dade (County of);
Series 2002 A, Aviation RB (INS-AGM) (b)(f)	5.13%	10/01/35	2,080	2,081,934
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/28	1,000	1,106,450
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,268,048
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,820	1,986,257
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,950	2,128,133
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	930	947,214
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (h)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	120	120,604
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	180	176,072
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,181,598
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,600	3,123,120
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,565	2,919,098
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	3,250	3,707,925
Reunion East Community Development District; Series 2005, Special Assessment RB (h)	5.80%	05/01/36	590	410,699
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	400	429,076
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/22	500	548,405
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	825	759,982
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	615,664
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,055,440
				61,477,122

Georgia–1.18%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	520	630,188
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	285	345,392
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	242,238
Atlanta (City of);
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,460,448
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,577,693
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,450,812
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB (f)	5.35%	01/01/28	1,000	1,004,960
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,065,180
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,237,112
				9,014,023

Guam–0.82%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	380,153
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	2,029,209
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	905,224
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,450,554
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	780	815,342
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	659,131
				6,239,613

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–0.80%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	$1,000	$1,099,900
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,806,525
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,201,495
				6,107,920

Idaho–0.53%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	856,807
Series 2008 A, RB	6.75%	11/01/37	1,000	1,128,480
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	730	748,900
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,100	1,292,027
				4,026,214

Illinois–16.75%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,017,130
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,881,780
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	759,039
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	670	536,563
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/31	2,650	2,943,487
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/41	1,250	1,315,588
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	3,500	3,726,310
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,228,525
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,000	4,183,280
Series 2012 B, Ref. Passenger Facility Charge RB (f)	5.00%	01/01/30	4,500	4,823,730
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	2,450	2,681,525
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,800	4,038,792
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	3,975	4,224,789
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,230	1,239,557
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(i)	0.89%	06/02/18	1,000	971,430
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	3,795	4,147,404
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,100	3,350,201
Series 2011, COP	7.13%	05/01/21	410	449,311
Series 2011, COP	7.13%	05/01/21	610	668,487
Series 2011 A, Sales Tax RB	5.25%	01/01/38	1,905	2,053,609
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	3,350	3,512,475
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,290	1,338,994
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (e)(h)	5.50%	03/01/17	982	295,484
Deerfield (Village of);
Series 2011, Ref. CAB RB (g)	0.00%	10/01/31	237	58,065
Series 2011, Ref. RB	6.00%	10/01/42	441	389,862
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (h)	5.38%	03/01/16	1,000	550,100
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,090,740
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,430	1,467,995
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,214,505
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,057,500
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/24	2,200	2,522,828
Series 2009 A, RB (c)	5.75%	08/15/30	1,400	1,615,306
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,725,015
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,232,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	$1,250	$1,391,200
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,025,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,284,419
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,828,545
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	1,675	1,681,951
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,675	1,808,866
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	1,008,030
Series 2005 A, RB	6.00%	05/15/37	1,350	1,317,128
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,370	2,593,989
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,630	4,019,499
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,433,765
Series 2012 B, RB (c)	5.00%	12/15/28	1,700	1,908,386
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,875	4,255,990
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,450	2,685,518
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,120	1,209,802
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	2,880	3,064,032
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	1,250	1,352,837
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,075	3,302,550
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,463,784
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (h)	6.25%	03/01/35	958	507,730
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	820	820,730
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	495	505,608
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (g)(j)	0.00%	01/01/16	675	671,855
Series 1999, Unlimited Tax CAB GO Bonds (g)(j)	0.00%	01/01/19	425	400,660
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/16	1,335	1,285,725
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/19	990	850,469
				127,990,054

Indiana–3.89%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,782,112
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,613,341
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,633,061
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,698,064
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (f)	5.00%	07/01/40	3,850	4,015,473
Series 2013 A, Private Activity RB (f)	5.00%	07/01/35	500	525,695
Series 2013 A, Private Activity RB (f)	5.00%	07/01/48	575	594,061
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	627,415
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,670	2,718,087
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,250	1,413,250
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	2,000	2,224,260
Series 2013 F, RB (c)	5.00%	02/01/30	3,240	3,692,822
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/34	1,500	1,672,485
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.75%	09/01/42	500	498,910
				29,709,036

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–0.34%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	$1,400	$1,389,164
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,242,096
				2,631,260

Kansas–0.76%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/22	70	70,237
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,500	3,953,950
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,575	1,782,554
				5,806,741

Kentucky–2.34%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,500	1,609,680
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/30	1,500	1,651,140
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,370,591
Series 2010 A, Hospital RB	6.50%	03/01/45	3,100	3,481,827
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,610	1,850,647
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	1,815	2,079,300
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,102,140
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	3,545	3,634,724
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,122,480
				17,902,529

Louisiana–1.99%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	989	366,128
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,212,387
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,000	2,379,120
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $3,537,642) (e)	5.75%	10/30/18	3,538	3,566,898
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,566,105
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	860	932,326
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,635	1,756,955
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,375	1,470,824
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	860	950,309
				15,201,052

Maryland–0.45%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,472,814
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,150,330
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	829,130
				3,452,274

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–8.62%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	$350	$377,048
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,146,310
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,233,440
Series 2007 A-2, Sr. Sales Tax CAB RB (g)	0.00%	07/01/21	715	563,735
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,360,574
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (b)(g)	0.00%	01/01/22	1,550	1,305,085
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,150	2,368,805
Massachusetts (State of) Development Finance Agency (Boston College);
Series 2008, RB	5.50%	06/01/26	400	505,880
Series 2010 R-1, RB	5.00%	07/01/31	350	390,831
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB (d)(i)	0.64%	03/30/17	2,000	1,997,099
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	550,370
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (b)	5.13%	11/15/35	500	538,245
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (b)	5.38%	02/01/28	500	563,825
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	756,406
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB (d)(j)	5.00%	07/01/15	500	526,280
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	259,795
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,958
Series 2005, RB	5.50%	01/01/35	450	451,017
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB (d)(j)	5.70%	10/01/14	1,000	1,005,430
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	8,000	9,002,320
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/33	300	337,797
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	296,553
Series 2011 A-1, RB	6.25%	11/15/46	567	465,022
Series 2011 A-2, RB	5.50%	11/15/46	49	35,354
Series 2011 B, CAB RB (g)	0.00%	11/15/56	243	1,095
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	521,050
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB (c)	5.50%	07/01/32	2,500	3,394,850
Series 2008 A, RB	5.00%	07/01/38	1,500	1,681,155
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	523,635
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	537,435
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	873,300
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	654,978
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	292,175
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	536,050
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS-NATL) (b)	5.13%	08/01/28	1,000	1,001,010
Massachusetts (State of) Development Finance Agency (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	542,345
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	519,155
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	500	589,995
Series 2011 I, RB	7.25%	01/01/32	825	1,004,454

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	$500	$530,340
Massachusetts (State of) Development Finance Agency (Wellesley College); Series 2012 J, RB	5.00%	07/01/42	150	167,120
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (f)	5.63%	07/01/28	335	372,326
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	266,640
Massachusetts (State of) Port Authority; Series 2010 A, RB	5.00%	07/01/40	300	321,492
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,741,470
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	4,670	4,802,488
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/31	500	628,880
Series 2009 B, RB	5.00%	08/01/22	1,200	1,410,972
Series 2011 B, General RB	5.00%	08/01/28	200	234,476
Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	3,500	4,000,570
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	2,000	2,276,280
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)	5.50%	08/01/30	1,500	1,958,400
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (b)	5.50%	01/01/23	1,000	1,209,440
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (b)	5.25%	06/01/19	1,975	1,983,176
				65,864,931

Michigan–0.72%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,715	2,961,766
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)	5.50%	01/15/15	400	412,932
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,118,100
				5,492,798

Minnesota–0.72%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,184,184
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,431,780
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,914,565
				5,530,529

Missouri–1.68%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,320,605
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,020	1,021,204
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	1,000,200
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	852,248
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,703,906
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	495	521,893
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,230,516
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,057,170
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,269,129
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	632,431
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	689,816
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,519,185
				12,818,303

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–1.37%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	$3,500	$3,698,345
Series 2012, Gas RB	5.25%	09/01/37	2,485	2,650,948
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	3,690	4,091,767
				10,441,060

Nevada–1.70%

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(f)	5.25%	07/01/34	4,000	4,002,640
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	2,860	3,257,254
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	2,220	2,526,493
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,211,290
				12,997,677

New Hampshire–0.03%

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	250	250,187

New Jersey–19.51%

Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS-AMBAC) (b)	5.00%	12/15/31	1,750	1,841,577
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	735,090
Camden (County of) Municipal Utilities Authority; Series 1990 B, Sewer CAB RB (INS-NATL) (b)(g)	0.00%	09/01/15	2,500	2,473,175
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/01/21	1,000	1,147,010
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	08/01/19	1,845	1,613,102
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	02/01/25	1,845	1,227,515
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	02/01/28	2,850	1,603,923
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,127,140
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (b)	5.50%	10/01/28	1,000	1,259,780
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (b)	5.00%	04/01/21	775	884,546
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (b)(g)	0.00%	11/01/25	2,000	1,438,220
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (b)	5.75%	11/01/28	1,000	1,295,230
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,131,500
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (f)	5.35%	07/01/34	1,000	1,000,410
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (f)	5.60%	11/01/34	1,000	1,105,370
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,040,610
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,663,365
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,090,590
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	375	375,443
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	545,255
Series 2007, RB	5.13%	06/15/37	700	716,688
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,650	2,907,659
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	510,315
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	503,880

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (f)	5.13%	01/01/34	$1,250	$1,341,137
Series 2013, Private Activity RB (f)	5.38%	01/01/43	1,000	1,072,230
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,009,160
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	35,000	40,593,700
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	7,000	8,793,260
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/26	1,500	1,835,655
Series 2007 U, School Facilities RB (INS-AGM) (b)(c)	5.00%	09/01/32	7,000	7,690,060
Series 2009, School Facilities Construction RB (d)(j)	5.50%	12/15/18	645	774,342
Series 2009, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/34	355	405,034
Series 2012, Ref. RB	5.00%	06/15/29	1,000	1,078,510
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	550,415
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	569,200
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	876,742
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,103,260
New Jersey (State of) Health Care Facilities Financing Authority (Childrens Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,523,940
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (b)	5.13%	01/01/27	1,000	1,072,070
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	527,035
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (b)	5.00%	07/01/38	1,940	2,047,573
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	587,197
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital);
Series 2006, RB	5.00%	07/01/36	2,000	2,040,380
Series 2006, RB	5.00%	07/01/46	2,000	2,036,780
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (j)	5.25%	07/01/23	1,000	1,247,620
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,083,110
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (j)	6.75%	07/01/19	4,250	5,005,480
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,689,075
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/25	4,310	4,531,448
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/26	2,715	2,854,497
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,177,560
Series 2009 A, Transportation System CAB RB (g)	0.00%	12/15/39	6,000	1,666,020
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/30	1,600	761,408
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/31	3,000	1,337,160
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (j)	6.50%	01/01/16	135	148,314
Series 1991 C, RB (j)	6.50%	01/01/16	655	687,429
Series 1991 C, RB (INS-AGM) (b)	6.50%	01/01/16	580	637,200
Series 1991 C, RB (INS-NATL) (b)	6.50%	01/01/16	255	279,462
Series 2005 A, Ref. RB (INS-AGM) (b)	5.25%	01/01/27	705	865,670
Series 2009 E, RB	5.25%	01/01/40	1,000	1,109,510
Series 2013 A, RB	5.00%	01/01/38	5,600	6,114,808
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	544,870
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	6.75%	12/01/38	600	708,348
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	536,040

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (b)(g)	0.00%	09/01/32	$5,000	$2,320,600
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (b)	5.25%	08/15/32	1,300	1,329,315
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,165	1,166,293
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	2,240	2,002,157
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,750	1,514,432
				149,082,899

New Mexico–0.85%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/20	1,000	1,128,520
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,322,852
Jicarilla Apache Nation; Series 2003 A, RB (e)	5.00%	09/01/18	1,500	1,500,030
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,350	1,573,371
				6,524,773

New York–12.62%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,512,206
Series 2009, PILOT RB	6.38%	07/15/43	570	629,702
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,174,830
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,717,800
Series 2010 D, RB	5.25%	11/15/26	2,500	2,865,125
Series 2013 A, RB	5.00%	11/15/38	1,850	2,020,866
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	792,751
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,301,412
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (b)	5.38%	03/01/28	2,000	2,441,060
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(f)	5.00%	11/01/28	3,700	3,975,391
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	14,900	16,095,130
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	2,500	2,894,675
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	5,325	5,804,570
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,200	3,594,304
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	3,400	3,830,270
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	4,845	5,475,189
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	5,000	5,592,550
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	1,590	1,624,789
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,265	1,421,000
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	4,775	5,369,774
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	2,220	2,549,226
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/23	3,000	3,424,590
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	6,705	7,074,177
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,750	1,947,575
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	1,800	2,088,378
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,000	2,312,400
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	1,905	2,233,746
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (f)	5.35%	11/01/37	1,600	1,649,760

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	$1,870	$2,006,304
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563) (e)(h)	6.13%	02/15/19	1,000	10
				96,419,560

North Carolina–1.14%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,732,580
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	806,824
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	2,870	3,163,572
				8,702,976

North Dakota–0.40%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,050,240
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,039,520
				3,089,760

Ohio–19.91%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	250	132,498
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,413,675
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,294,077
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,643,295
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,164,440
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)	5.25%	02/15/19	3,000	3,424,980
Bowling Green (City of) (CFP I LLC—Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,057,310
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	437,295
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	717,962
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)	5.00%	12/01/36	5,000	5,674,200
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (b)	5.50%	10/01/19	2,825	3,407,911
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	1,100	1,137,147
Cleveland-Cuyahoga (County of) Port Authority (Euclid Avenue - Fenn); Series 2005, Student Housing RB (INS-AMBAC) (b)	5.00%	08/01/28	1,000	981,030
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,164,030
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,167,170
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	810,972
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	553,695
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	12/01/17	420	463,785
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,085,020
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	930	1,011,003
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	815,325
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/41	1,500	1,619,460
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,276,675
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS-NATL) (b)	5.00%	12/01/30	1,000	1,055,520
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (b)	5.00%	06/01/30	1,000	1,088,770
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (b)(g)	0.00%	12/01/23	2,000	1,448,920
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,080,750

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	$1,300	$1,498,536
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (b)	5.00%	05/01/28	1,000	1,128,860
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/31	8,000	8,324,480
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/24	1,475	1,643,076
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/24	5,840	6,507,278
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,093,700
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,175,600
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,160,350
Medina City School District (School Facilities); Series 2008, COP (INS-AGC) (b)	5.25%	12/01/31	1,000	1,115,820
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	746,228
Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/31	5,050	5,656,505
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	9,125	9,488,905
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (b)	6.25%	04/01/20	2,270	2,620,125
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(j)	6.00%	11/15/14	1,550	1,590,765
Series 2009 A, RB (d)(j)	6.25%	11/15/14	1,100	1,130,184
Series 2009 A, RB (d)(j)	6.25%	11/15/14	1,000	1,027,440
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,084,550
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	981,490
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,391,188
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (c)	5.13%	01/01/28	4,000	4,486,320
Series 2009 B, Hospital RB (c)	5.50%	01/01/34	1,000	1,127,590
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/19	1,500	1,636,275
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(f)	4.80%	09/01/36	15,500	15,758,695
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	625	723,944
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	3,881,353
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/46	10,000	10,477,000
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,738,650
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	657,828
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(j)	6.75%	01/15/15	2,000	2,082,740
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	843,915
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	5.85%	09/20/28	885	962,446
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (f)	5.25%	09/01/30	95	95,095
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	396	398,427
Ohio (State of) Housing Finance Agency; Series 1985, SFH Mortgage RB (g)(j)	0.00%	01/15/15	5,550	5,543,062
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (b)(g)	0.00%	02/15/30	1,000	534,320
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,119,910
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	2,375	2,556,070
Series 2010 C, Ref. PCR (d)	4.00%	06/03/19	2,575	2,575,000
Ohio State University;
Series 2010 D, RB (j)	5.00%	12/01/30	45	58,185
Series 2010 D, RB	5.00%	12/01/30	955	1,183,111
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	547,920

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/28	$1,000	$1,105,280
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	804,064
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	830,318
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	719,231
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,081,880
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,105,350
				152,125,974

Oklahoma–0.00%

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (f)	8.00%	08/01/18	10	10,195

Pennsylvania–1.57%

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,079,960
Series 2010 D, RB	5.00%	01/01/40	1,750	1,869,735
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,019,776
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,930,321
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	5.75%	12/01/28	2,250	2,382,772
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	6.00%	12/01/34	1,400	1,462,454
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (k)	5.13%	12/01/39	2,000	1,285,020
				12,030,038

Puerto Rico–1.22%

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (b)	5.50%	07/01/28	1,250	1,222,400
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(j)	5.25%	07/01/14	90	90,381
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	740	661,693
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (k)	6.25%	08/01/33	1,260	755,924
Series 2011 C, RB	5.00%	08/01/40	900	781,857
Series 2011 C, RB (c)	5.25%	08/01/40	3,495	3,129,668
Series 2011 C, RB	5.25%	08/01/40	3,000	2,686,410
				9,328,333

South Carolina–1.67%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (c)(d)(j)	5.25%	12/01/15	1,000	1,075,970
Series 2005, Installment Purchase RB (c)(d)(j)	5.25%	12/01/15	3,000	3,227,910
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,081,420
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,801,872
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	424,892
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	222	8,856
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	901,206
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	969,130
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	3,000	3,276,450
				12,767,706

Tennessee–0.88%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,317,337

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	$2,650	$2,860,993
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,528,725
				6,707,055

Texas–13.80%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	1,575	1,643,513
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,225	1,397,603
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,440	1,658,059
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	265	266,020
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	4,000	4,317,120
Series 2012 G, Ref. RB	5.00%	11/01/35	2,390	2,568,151
Series 2013 A, Joint Improvement RB (f)	5.00%	11/01/30	1,825	1,995,929
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,250	5,742,660
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/37	2,000	2,221,420
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(j)	7.25%	12/01/18	825	1,050,060
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,091,990
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)	5.00%	11/15/36	2,750	3,027,805
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,865	2,123,806
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	900	1,018,521
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	995	1,111,723
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(i)	0.81%	06/01/17	1,600	1,600,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	3,320	3,596,191
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,490,846
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	2,340	2,625,971
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,100	1,158,938
Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,603,715
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,119,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,143,150
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,431,750
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	3,153,867
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	2,895	3,335,937
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,795	3,100,521
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,028,860
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	559,361
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,628,865
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	459,882
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,300	3,788,994
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (g)(j)	0.00%	09/01/15	80	79,751
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(j)	5.00%	04/01/18	5,750	6,479,158
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,130	4,367,434
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,888,225
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,860	7,261,771

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	$1,500	$1,631,355
Series 2012, Gas Supply RB	5.00%	12/15/28	1,475	1,591,879
Series 2012, Gas Supply RB	5.00%	12/15/30	1,500	1,597,545
Series 2012, Gas Supply RB	5.00%	12/15/31	4,475	4,732,939
Series 2012, Gas Supply RB	5.00%	12/15/32	1,000	1,043,040
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,821,761
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/38	1,475	1,833,676
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,007,844
				105,397,456

Utah–0.11%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	814,344

Vermont–0.13%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,009,690

Virgin Islands–1.21%

University of the Virgin Islands; Series 2004 A, Improvement RB (d)(j)	5.38%	12/01/14	1,000	1,026,040
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	725	811,521
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,138,100
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,133,440
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,942,720
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,159,040
				9,210,861

Virginia–1.27%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (j)	5.50%	06/01/26	1,245	1,286,620
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	2,950	3,147,975
Series 2012, Sr. Lien RB (f)	6.00%	01/01/37	970	1,074,595
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/34	3,155	3,255,329
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	959,243
				9,723,762

Washington–2.29%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (b)(g)	0.00%	02/01/24	5,000	3,738,900
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/26	1,525	1,755,183
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,304,829
Washington (State of) (SR 520 Corridor Program—Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	1,500	1,698,735
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,325	2,461,199
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(j)	6.25%	05/15/21	1,025	1,333,638
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,324,212
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	1,545	1,605,595

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/31	$1,100	$1,199,374
Series 2013, Ref. RB	5.25%	06/01/33	1,000	1,110,030
				17,531,695

West Virginia–1.06%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/37	3,500	3,583,510
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,080,490
Series 2008, RB	6.25%	10/01/23	1,100	1,164,988
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,149,432
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,099,774
				8,078,194

Wisconsin–0.91%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	450	486,018
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/37	410	427,179
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,000	1,097,840
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,527,776
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(f)	5.30%	09/01/23	2,133	2,249,952
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,192,163
				6,980,928

Wyoming–0.31%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/35	1,000	1,024,580
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,316,964
				2,341,544
TOTAL INVESTMENTS(l)–159.53% (Cost $1,129,750,104)				1,218,881,954
FLOATING RATE NOTE OBLIGATIONS–(26.69)%
Notes with interest rates ranging from 0.58% to 0.94% at 05/31/14 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(m)				(203,895,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.38)%				(262,659,575)
OTHER ASSETS LESS LIABILITIES–1.54%				11,722,603
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$764,049,982

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
FGIC	—Financial Guaranty Insurance Co.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SFH	—Single-Family Housing
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts is in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $19,675,360, which represented 2.58% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $2,130,152, which represented less than 1% of the Trust’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.79%
Assured Guaranty Corp.	6.15
National Public Finance Guarantee Corp.	5.26

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Trust’s investments with a value of $369,683,161 are held by Dealer Trusts and serve as collateral for the $203,895,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2014 was $44,916,211 and $37,318,724, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$92,693,157
Aggregate unrealized (depreciation) of investment securities	(5,540,063)
Net unrealized appreciation of investment securities	$87,153,094
Cost of investments for tax purposes is $1,131,728,860.

Invesco Municipal Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.